Deferred income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income [Abstract]
Disclosure of detailed information about deferredncome [Table Text Block]

(Million euro)	2024	2023	Var. 24/23
Capital grants	1,372	1,317	55
Other deferred income	3	17	(14)
TOTAL DEFERRED INCOME	1,375	1,334	41